Fair Value Measurement - Summary of Changes in Level 3 Fair-Value Category in Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities available for sale
Beginning balance	$ 468	$ 517
Principal payments	(468)	(49)
Ending balance		$ 468